Income Taxes (Components Of Income (Loss) Before Provision/(Benefit) For Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Examination [Line Items]
Income from continuing operations before benefit (provision) for income taxes	$ 578.5	$ 680.8	$ 734.2
U.S. [Member]
Income Tax Examination [Line Items]
Income from continuing operations before benefit (provision) for income taxes	238.8	342.4	374.2
Other Foreign [Member]
Income Tax Examination [Line Items]
Income from continuing operations before benefit (provision) for income taxes	$ 339.7	$ 338.4	$ 360.0